Commitments and Contingencies - Schedule of Other Information Related to our Operating Lease (Details)	Dec. 31, 2023
Schedule of Other Information Related to our Operating Lease [Abstract]
Weighted average remaining lease term (in years)	3 months
Weighted average discount rate	15.00%